TRADE ACCOUNTS AND BILLS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2015
TRADE ACCOUNTS AND BILLS RECEIVABLE, NET
(4)	TRADE ACCOUNTS AND BILLS RECEIVABLE, NET

Trade accounts and bills receivable, net consisted of the following:

	December 31, 2014	June 30, 2015
Trade accounts receivable	198,475	183,037
Less: Allowance for doubtful accounts	(118,901)	(116,490)

	79,574	66,547
Bills receivable	7,278	8,210

	86,852	74,757

The following table presents the movement of the allowance for doubtful accounts:

	Six-month periods ended June 30,
	2014	2015
Beginning Balance	139,516	118,901
Additions	1,856	0
Reversal of allowance for doubtful accounts	(3,763)	(31)
Amount written-off against allowance	0	(481)
Foreign currency exchange rate effect	(641)	(1,899)

Ending balance	136,968	116,490